Related Party Transactions - Summary of Remuneration of Key Management Personnel (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of transactions between related parties [abstract]
Short term employee benefits	₨ 413	$ 6	₨ 326	₨ 348
Post-employment benefits	14	0	24	26
Share based payments	45	1	61	77
Total	₨ 472	$ 7	₨ 411	₨ 451